Private Placement	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Private Placement
NOTE 5. PRIVATE PLACEMENT
Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 545,000 Placement Units at a price of $10.00 per Placement Unit, for $5,450,000. Each whole Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Units, including all underlying securities, will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Placement Units or its underlying securities.

NOTE 4 — PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 545,000 Placement Units at a price of $10.00 per Placement Unit, or $5,450,000 in the aggregate, in a private placement. Each Placement Unit consists of one share of Class A common stock and one-third
of one warrant (the “Placement Warrant”). Each whole Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Placement Warrants.